Scope of consolidation - Disclosure of assets and liabilities acquired, FCA (Details) - FCA and PSA Merger € in Millions	Jan. 17, 2021 EUR (€)
Assets
Intangible assets with indefinite useful lives	€ 12,797
Other intangible assets	8,256
Property, plant and equipment	20,667
Equity method investments	2,637
Non-current financial assets	320
Other non-current assets	3,833
Total Non-current assets	48,510
Inventories	9,333
Assets sold with a buy-back commitment	812
Trade receivables	1,970
Other current assets and prepaid expenses	4,408
Current financial assets	502
Cash and cash equivalents	22,514
Total Current assets	39,539
Total assets	88,049
Liabilities
Long-term debt	18,362
Other non-current financial liabilities	269
Other non-current liabilities	5,386
Non-current provisions	5,452
Employee benefits liabilities	8,181
Total Non-current liabilities	37,650
Short term debt and current portion of long-term debt	4,052
Current provisions	7,540
Employee benefits liabilities	595
Trade payables	20,302
Other current financial liabilities	159
Other current liabilities	9,361
Total Current liabilities	42,009
Total liabilities	79,659
Net assets acquired	€ 8,390